Average Annual Total Returns (Vanguard Energy Index Fund ETF)	Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Energy Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	MSCI US IMI Energy 25 50 Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Spliced US IMI Energy 25 50 Vanguard Energy Index Fund Vanguard Energy Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.78%	25.25%	15.00%	25.77%	25.72%	25.93%	25.93%
Five Years	15.13%	14.83%	12.27%	15.15%	14.28%	none	14.21%
Since Inception	12.28%	12.03%	10.26%	12.28%	12.16%		12.13%